Financial instruments (Tables)	12 Months Ended
Dec. 31, 2016
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	200	0	–		–		200
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,193	3,977	–		–		65,668
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,326	1,674	–		–		14,180
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,490	3,795	240	–		1,346		63,871
Derivatives	5,631	224,142	4,305	(207,296)		–		26,782
of which interest rate products	3,074	133,834	748	–		–		–
of which foreign exchange products	18	61,448	355	–		–		–
of which equity/index-related products	2,538	20,519	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,267	2,319	4,243	–		–		8,829
Trading assets	95,886	262,449	12,765	(207,296)		1,346		165,150
Debt	294	2,034	72	–		–		2,400
of which foreign governments	103	1,240	0	–		–		1,343
of which corporates	0	287	0	–		–		287
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	3	86	0	–		–		89
Investment securities	297	2,120	72	–		–		2,489
Private equity	0	0	8	–		574		582
of which equity funds	0	0	0	–		240		240
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		984		1,380
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,104		4,096
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,359	1,679	(915)		–		9,383
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,790	374,486	23,390	(208,211)		3,450		320,905
Less other investments - equity at fair value attributable to noncontrolling interests	0	0	(116)	–		(565)		(681)
Less assets consolidated under ASU 2009-17 [3]	0	(829)	(300)	–		–		(1,129)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	127,790	373,657	22,974	(208,211)		2,885		319,095
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	437	0	–		–		437
Customer deposits	0	3,166	410	–		–		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,365	191	41	–		1		16,598
Derivatives	5,407	229,051	3,673	(217,762)		–		20,369
of which interest rate products	2,946	126,422	538	–		–		–
of which foreign exchange products	18	71,006	150	–		–		–
of which equity/index-related products	2,442	22,219	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,148	232,806	3,737	(217,762)		1		44,930
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	59,453	13,415	–		–		72,868
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	5,482	1	–		–		5,483
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,823	1,684	(1,014)		–		9,493
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,473	329,033	19,832	(218,776)		1		187,563
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		–		89
Interest-bearing deposits with banks	0	2	0	–		–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		–		83,565
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Securities received as collateral	27,952	559	0	–		–		28,511
Debt	27,932	48,047	4,563	–		–		80,542
of which foreign governments	27,710	3,737	285	–		–		31,732
of which corporates	13	15,762	1,745	–		–		17,520
of which RMBS	0	22,302	814	–		–		23,116
of which CMBS	0	3,924	215	–		–		4,139
of which CDO	0	2,317	1,298	–		–		3,615
Equity	64,210	4,195	871	–		1,685		70,961
Derivatives	2,625	265,014	4,831	(244,105)		–		28,365
of which interest rate products	657	167,173	791	–		–		–
of which foreign exchange products	104	59,740	383	–		–		–
of which equity/index-related products	1,857	19,803	936	–		–		–
of which credit derivatives	0	16,267	1,568	–		–		–
Other	2,034	4,569	4,266	–		–		10,869
Trading assets	96,801	321,825	14,531	(244,105)		1,685		190,737
Debt	1,538	1,318	148	–		–		3,004
of which foreign governments	1,322	94	0	–		–		1,416
of which corporates	0	285	0	–		–		285
of which RMBS	0	602	148	–		–		750
of which CMBS	0	259	0	–		–		259
Equity	2	84	0	–		–		86
Investment securities	1,540	1,402	148	–		–		3,090
Private equity	0	0	0	–		1,042		1,042
of which equity funds	0	0	0	–		437		437
Hedge funds	0	0	0	–		295		295
of which debt funds	0	0	0	–		260		260
Other equity investments	0	23	366	–		840		1,229
of which private	0	14	365	–		840		1,219
Life finance instruments	0	2	1,669	–		–		1,671
Other investments	0	25	2,035	–		2,177		4,237
Loans	0	11,870	8,950	–		–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		–		11,546
of which financial institutions	0	4,102	1,729	–		–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		–		112
Other assets	687	19,002	7,087	(1,149)		–		25,627
of which loans held-for-sale	0	14,378	6,768	–		–		21,146
Total assets at fair value	126,980	438,181	33,021	(245,254)		3,862		356,790
Less other investments - equity at fair value attributable to noncontrolling interests	0	(9)	(119)	–		(473)		(601)
Less assets consolidated under ASU 2009-17 [3]	0	(9,212)	(3,558)	–		–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	126,980	428,960	29,344	(245,254)		3,389		343,419
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	482	0	–		–		482
Customer deposits	0	3,409	254	–		–		3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		–		32,398
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		–		28,511
Debt	4,100	4,289	16	–		–		8,405
of which foreign governments	4,050	491	0	–		–		4,541
of which corporates	30	3,597	16	–		–		3,643
Equity	16,875	154	45	–		6		17,080
Derivatives	3,062	269,788	4,554	(253,918)		–		23,486
of which interest rate products	671	160,181	578	–		–		–
of which foreign exchange products	82	70,381	329	–		–		–
of which equity/index-related products	2,299	22,015	1,347	–		–		–
of which credit derivatives	0	15,522	1,757	–		–		–
Trading liabilities	24,037	274,231	4,615	(253,918)		6		48,971
Short-term borrowings	0	3,040	72	–		–		3,112
Long-term debt	0	66,808	14,123	–		–		80,931
of which treasury debt over two years	0	4,590	0	–		–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		–		6,760
of which structured notes over two years	0	38,066	9,924	–		–		47,990
of which other debt instruments over two years	0	1,435	638	–		–		2,073
of which other subordinated bonds	0	5,476	0	–		–		5,476
of which non-recourse liabilities	0	10,642	3,197	–		–		13,839
Other liabilities	0	10,224	2,491	(961)		–		11,754
of which failed sales	0	530	454	–		–		984
Total liabilities at fair value	51,989	391,151	21,555	(254,879)		6		209,822
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	2016		2015
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	2,012	1,698	85	187
Equity	723	1,074	566	1,257
Derivatives	3,404	0	4,328	24
Trading assets	6,139	2,772	4,979	1,468
Investment securities	0	1,229	0	0
Liabilities (CHF million)
Debt	2	46	108	79
Equity	108	166	85	139
Derivatives	4,047	29	4,552	114
Trading liabilities	4,157	241	4,745	332

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
2016	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	0	0	0	49	(49)	0	0	0		1	0		0	0		0	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	279	(270)	0		1	0		0	0		0	6	174
Securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0		0	3	70
Debt	4,563	1,574	(1,487)	3,753	(4,514)	0	0	(1)		(134)	0		10	0		0	213	3,977
of which corporates	1,745	836	(677)	2,642	(2,945)	0	0	0		(42)	0		8	0		0	107	1,674
of which RMBS	814	587	(573)	525	(668)	0	0	(6)		(91)	0		0	0		0	17	605
of which CMBS	215	26	(12)	51	(169)	0	0	(1)		(45)	0		0	0		0	0	65
of which CDO	1,298	82	(166)	488	(578)	0	0	2		2	0		2	0		0	35	1,165
Equity	871	111	(136)	527	(1,057)	0	0	(45)		(38)	0		0	0		0	7	240
Derivatives	4,831	1,683	(1,017)	0	0	1,484	(2,972)	7		173	0		(22)	0		0	138	4,305
of which interest rate products	791	48	(60)	0	0	130	(293)	0		117	0		0	0		0	15	748
of which equity/index-related products	936	282	(328)	0	0	428	(473)	9		32	0		(22)	0		0	50	914
of which credit derivatives	1,568	961	(617)	0	0	543	(1,710)	1		(64)	0		0	0		0	6	688
Other	4,266	858	(1,221)	3,848	(3,644)	0	(314)	7		290	0		0	0		0	153	4,243
Trading assets	14,531	4,226	(3,861)	8,128	(9,215)	1,484	(3,286)	(32)		291	0		(12)	0		0	511	12,765
Investment securities	148	18	(38)	95	(121)	0	(124)	(10)		100	0		0	0		0	4	72
Equity	366	7	(2)	146	(281)	0	0	0		31	0		22	0		0	29	318
Life finance instruments	1,669	0	0	186	(353)	0	0	0		33	0		0	0		0	53	1,588
Other investments	2,035	7	(2)	332	(634)	0	0	0		64	0		22	0		0	82	1,906
Loans	8,950	969	(1,942)	524	(1,443)	3,574	(4,281)	(43)		(11)	0		0	0		0	288	6,585
of which commercial and industrial loans	5,735	486	(583)	97	(1,007)	1,994	(2,987)	(14)		(74)	0		0	0		0	169	3,816
of which financial institutions	1,729	77	(348)	335	(348)	974	(701)	1		41	0		0	0		0	69	1,829
Other intangible assets (mortgage servicing rights)	112	0	0	16	(1)	0	0	0		0	0		6	0		0	5	138
Other assets	7,087	572	(1,497)	2,464	(6,801)	898	(975)	(46)		(208)	0		(9)	0		0	194	1,679
of which loans held-for-sale [2]	6,768	355	(1,251)	2,192	(6,696)	898	(975)	(59)		(88)	0		(8)	0		0	180	1,316
Total assets at fair value	33,021	5,792	(7,340)	11,708	(18,297)	6,235	(8,936)	(131)		238	0		7	0		0	1,093	23,390
Liabilities (CHF million)
Customer deposits	254	0	(41)	0	0	240	(20)	0		(64)	0		0	0		41	0	410
Obligation to return securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0		0	3	70
Trading liabilities	4,615	1,588	(1,026)	51	(52)	1,259	(3,494)	100		589	0		(12)	0		0	119	3,737
of which interest rate derivatives	578	87	(28)	0	0	141	(244)	14		(25)	0		0	0		0	15	538
of which foreign exchange derivatives	329	55	(5)	0	0	14	(408)	2		160	0		0	0		0	3	150
of which equity/index-related derivatives	1,347	130	(293)	0	0	423	(748)	32		227	0		0	0		0	63	1,181
of which credit derivatives	1,757	940	(689)	0	0	421	(1,806)	50		162	0		0	0		0	16	851
Short-term borrowings	72	45	(30)	0	0	598	(205)	1		17	(3)		3	0		0	18	516
Long-term debt	14,123	3,865	(2,393)	0	0	4,510	(7,149)	(64)		(124)	0		0	1		240	406	13,415
of which structured notes over two years	9,924	3,484	(2,166)	0	0	4,044	(3,004)	(78)		(403)	0		0	1		240	392	12,434
of which non-recourse liabilities	3,197	0	(3)	0	0	182	(3,398)	3		48	0		0	0		0	(12)	17
Other liabilities	2,491	208	(226)	219	(376)	17	(612)	(72)		(160)	(1)		139	0		0	57	1,684
of which failed sales	454	44	(121)	142	(308)	0	0	(3)		3	0		0	0		0	8	219
Total liabilities at fair value	21,555	5,706	(3,716)	370	(461)	6,624	(11,480)	(35)		258	(4)		130	1		281	603	19,832
Net assets/(liabilities) at fair value	11,466	86	(3,624)	11,338	(17,836)	(389)	2,544	(96)		(20)	4		(123)	(1)		(281)	490	3,558
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (182) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2015	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	(41)	0	0	259	(141)	0		0	0		0	4	158
Securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Debt	4,461	1,591	(1,465)	2,942	(2,958)	0	0	(30)		218	0		0	(196)	4,563
of which corporates	1,430	823	(469)	1,273	(1,373)	0	0	(17)		185	0		0	(107)	1,745
of which RMBS	612	492	(615)	1,064	(772)	0	0	(6)		29	0		0	10	814
of which CMBS	257	127	(83)	207	(265)	0	0	(2)		(24)	0		0	(2)	215
of which CDO	1,421	72	(252)	379	(364)	0	0	(6)		51	0		0	(3)	1,298
Equity	896	749	(702)	1,185	(1,010)	0	0	(34)		(210)	0		0	(3)	871
Derivatives	6,823	2,310	(1,243)	0	0	1,493	(3,875)	11		(545)	0		0	(143)	4,831
of which interest rate products	1,803	53	(282)	0	0	304	(719)	6		(341)	0		0	(33)	791
of which equity/index-related products	1,063	530	(362)	0	0	366	(680)	10		32	0		0	(23)	936
of which credit derivatives	2,569	1,574	(599)	0	0	405	(1,776)	(5)		(547)	0		0	(53)	1,568
Other	4,323	1,157	(894)	4,086	(4,276)	0	(292)	(7)		182	0		0	(13)	4,266
Trading assets	16,503	5,807	(4,304)	8,213	(8,244)	1,493	(4,167)	(60)		(355)	0		0	(355)	14,531
Investment securities	3	8	(97)	320	(102)	0	(36)	6		39	0		0	7	148
Equity	549	1	(9)	54	(147)	0	0	0		(19)	0		(22)	(41)	366
Life finance instruments	1,834	0	0	201	(361)	0	0	0		(1)	0		0	(4)	1,669
Other investments	2,383	1	(9)	255	(508)	0	0	0		(20)	0		(22)	(45)	2,035
Loans	9,353	1,347	(1,153)	686	(1,055)	3,519	(3,371)	1		(207)	(4)		(14)	(152)	8,950
of which commercial and industrial loans	5,853	985	(365)	69	(687)	2,205	(2,072)	1		(85)	(4)		(14)	(151)	5,735
of which financial institutions	1,494	329	(266)	296	(213)	811	(639)	0		(85)	0		0	2	1,729
Other intangible assets (mortgage servicing rights)	70	0	0	18	0	0	0	0		9	0		14	1	112
Other assets	7,468	4,025	(3,937)	4,244	(3,691)	784	(1,309)	(8)		(208)	0		(5)	(276)	7,087
of which loans held-for-sale	6,851	4,016	(3,841)	4,137	(3,410)	784	(1,309)	(13)		(178)	0		(3)	(266)	6,768
Total assets at fair value	35,857	11,188	(9,541)	13,740	(13,604)	6,055	(9,024)	(61)		(742)	(4)		(27)	(816)	33,021
Liabilities (CHF million)
Customer deposits	100	12	(16)	0	0	213	(28)	0		(18)	0		0	(9)	254
Obligation to return securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Trading liabilities	6,417	2,515	(1,891)	63	(57)	1,460	(3,098)	20		(697)	0		(18)	(99)	4,615
of which interest rate derivatives	1,202	109	(400)	0	0	140	(343)	13		(127)	0		0	(16)	578
of which foreign exchange derivatives	560	19	(36)	0	0	20	(76)	1		(151)	0		0	(8)	329
of which equity/index-related derivatives	1,466	297	(796)	0	0	689	(349)	48		3	0		0	(11)	1,347
of which credit derivatives	2,760	1,860	(628)	0	0	330	(2,098)	(43)		(362)	0		0	(62)	1,757
Short-term borrowings	95	98	(37)	0	0	371	(442)	(1)		(10)	0		0	(2)	72
Long-term debt	14,608	2,603	(4,819)	0	0	7,386	(4,874)	(16)		(801)	0		(5)	41	14,123
of which structured notes over two years	10,267	1,117	(3,293)	0	0	5,464	(3,104)	(7)		(566)	0		0	46	9,924
of which non-recourse liabilities	2,952	1,197	(902)	0	0	912	(807)	(3)		(148)	0		0	(4)	3,197
Other liabilities	3,363	249	(1,240)	184	(218)	10	(245)	11		18	8		408	(57)	2,491
of which failed sales	616	14	(18)	132	(127)	0	0	2		(160)	0		0	(5)	454
Total liabilities at fair value	24,583	5,477	(8,003)	251	(279)	9,440	(8,687)	14		(1,508)	8		385	(126)	21,555
Net assets/(liabilities) at fair value	11,274	5,711	(1,538)	13,489	(13,325)	(3,385)	(337)	(75)		766	(12)		(412)	(690)	11,466
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2016				2015
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(116)	(119)	(235)	[1]	691	(424)	267	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	125	26	151		83	15	98
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2016	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,563
of which corporates	1,745
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	871
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model	Correlation, in %		17	100	63
			Prepayment rate, in %		1	36	16
			Volatility skew, in %		(8)	0	(2)
			Mean reversion, in %	[2]	5	10	10
			Credit spread, in bp		130	1,687	330
of which equity/index-related products	936
of which	778	Option model	Correlation, in %		(87)	99	23
			Volatility, in %		0	253	26
of which	109	Market comparable	EBITDA multiple		4	10	7
			Price, in %		97	97	97
of which credit derivatives	1,568	Discounted cash flow	Credit spread, in bp		1	2,349	331
			Recovery rate, in %		0	60	23
			Discount rate, in %		2	50	19
			Default rate, in %		1	35	6
			Loss severity, in %		15	100	64
			Correlation, in %		43	97	85
			Prepayment rate, in %		0	12	4
			Funding spread, in bp		61	68	67
Other	4,266
of which	2,859	Market comparable	Price, in %		0	106	45
of which	865	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	14,531
Investment securities	148	–	–		–	–	–
Other equity investments	366	–	–		–	–	–
Life finance instruments	1,669	Discounted cash flow	Market implied life expectancy, in years		2	20	8
Other investments	2,035
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow	Credit spread, in bp		70	2,528	474
of which	1,146	Market comparable	Price, in %		0	106	65
of which financial institutions	1,729
of which	1,451	Discounted cash flow	Credit spread, in bp		84	826	359
of which	109	Market comparable	Price, in %		0	100	98
Other intangible assets (mortgage servicing rights)	112	–	–		–	–	–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price	Price, in %		0	101	97
of which	722	Discounted cash flow	Credit spread, in bp		99	3,220	515
			Recovery rate, in %		1	1	1
of which	2,251	Market comparable	Price, in %		0	104	76
Total level 3 assets at fair value	33,021
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,684
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,832
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,491
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,555
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI		[1]	Gains/(losses) recorded in AOCI transferred to net income	[1]
in	2016	Cumulatively		2016
Financial instruments (CHF million)
Deposits	(29)	(34)		0
Short-term borrowings	0	(1)		0
Long-term debt	(1,422)	(658)		0
of which treasury debt over two years	(464)	27		0
of which structured notes over two years	(958)	(676)		0
Total	(1,451)	(693)		0
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	2016							2015
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	0		0		0	0		2		0		2	0
Equity funds	65		1,281	[1]	1,346	0		79		1,606	[2]	1,685	0
Equity funds sold short	0		(1)		(1)	0		0		(6)		(6)	0
Total funds held in trading assets and liabilities	65		1,280		1,345	0		81		1,600		1,681	0
Debt funds	215		77		292	0		184		76		260	1
Equity funds	2		51		53	0		0		0		0	0
Others	0		201		201	0		0		35		35	0
Hedge funds	217		329	[3]	546	0		184		111	[4]	295	1
Debt funds	5		0		5	20		11		0		11	17
Equity funds	240		0		240	42		437		0		437	115
Real estate funds	212		0		212	50		282		0		282	76
Others	117		0		117	58		312		0		312	141
Private equities	574		0		574	170		1,042		0		1,042	349
Equity method investments	347		637		984	218		660		196		856	100
Total funds held in other investments	1,138		966		2,104	388		1,886		307		2,193	450
Total fair value	1,203	[5]	2,246	[6]	3,449	388	[7]	1,967	[5]	1,907	[6]	3,874	450	[7]
1
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

2
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

5 Includes CHF 334 million and CHF 464 million attributable to noncontrolling interests in 2016 and 2015, respectively.
6 Includes CHF 231 million and CHF 9 million attributable to noncontrolling interests in 2016 and 2015, respectively.
7 Includes CHF 88 million and CHF 176 million attributable to noncontrolling interests in 2016 and 2015, respectively.

Nonrecurring fair value changes	Nonrecurring fair value changes
end of	2016	2015
CHF billion
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2016			2015
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,276	4,495	(3,219)	1,628	5,019	(3,391)
Financial instruments (CHF million)
Interest-bearing deposits with banks	26	25	1	2	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	87,208	123	83,565	83,397	168
Loans	19,528	20,144	(616)	20,820	22,289	(1,469)
Other assets [1]	8,369	11,296	(2,927)	23,906	30,308	(6,402)
Due to banks and customer deposits	(1,120)	(1,059)	(61)	(913)	(826)	(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,634)	(19,638)	4	(32,398)	(32,381)	(17)
Short-term borrowings	(4,061)	(4,017)	(44)	(3,112)	(3,263)	151
Long-term debt	(72,868)	(76,123)	3,255	(80,931)	(85,335)	4,404
Other liabilities	(727)	(2,331)	1,604	(984)	(2,619)	1,635
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2016		2015		2014
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	4	[1]	2	[1]	8	[1]
of which related to credit risk	1		(1)		(2)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,440	[1]	1,279	[1]	913	[1]
Other investments	212	[2]	242	[3]	370	[3]
of which related to credit risk	(3)		0		5
Loans	1,643	[1]	439	[1]	10	[2]
of which related to credit risk	(16)		(236)		(151)
Other assets	(518)	[2]	111	[1]	1,302	[1]
of which related to credit risk	(199)		(511)		387
Due to banks and customer deposits	(12)	[1]	4	[2]	(59)	[2]
of which related to credit risk	(22)		19		(17)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(112)	[1]	55	[2]	205	[2]
Short-term borrowings	323	[2]	439	[2]	152	[2]
Long-term debt	(1,235)	[2]	5,317	[2]	858	[2]
of which related to credit risk	22		207	[4]	599	[4]
Other liabilities	456	[2]	316	[3]	(169)	[2]
of which related to credit risk	306		(93)		(156)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (108) million and CHF 261 million in 2015, respectively, and CHF 336 million and CHF 261 million in 2014, respectively.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2016 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	47,508	0	47,508	0	47,508
Loans	252,535	0	256,020	4,602	260,622
Other financial assets [1]	171,514	121,075	49,353	1,436	171,864
Financial liabilities
Due to banks and deposits	374,620	199,721	174,877	0	374,598
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	0	13,382	0	13,382
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	120,448	0	122,220	521	122,741
Other financial liabilities [2]	62,291	1,595	60,573	125	62,293
2015 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	39,485	0	39,485	0	39,485
Loans	248,326	0	250,639	6,150	256,789
Other financial assets [1]	148,491	92,547	54,359	1,893	148,799
Financial liabilities
Due to banks and deposits	359,614	206,475	153,545	0	360,020
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	116,676	0	117,321	778	118,099
Other financial liabilities [2]	63,921	32	63,440	578	64,050
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	200	0	–		–		200
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,200	3,977	–		–		65,675
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,332	1,674	–		–		14,186
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,492	3,795	240	–		1,346		63,873
Derivatives	5,633	224,461	4,305	(207,421)		–		26,978
of which interest rate products	3,074	133,891	748	–		–		–
of which foreign exchange products	18	61,452	355	–		–		–
of which equity/index-related products	2,538	20,777	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,267	2,320	4,243	–		–		8,830
Trading assets	95,890	262,776	12,765	(207,421)		1,346		165,356
Debt	103	1,929	72	–		–		2,104
of which foreign governments	103	1,207	0	–		–		1,310
of which corporates	0	283	0	–		–		283
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	2	86	0	–		–		88
Investment securities	105	2,015	72	–		–		2,192
Private equity	0	0	8	–		565		573
of which equity funds	0	0	0	–		232		232
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		985		1,381
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,096		4,088
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,202	1,679	(758)		–		9,383
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,602	374,551	23,390	(208,179)		3,442		320,806
Less other investments - equity at fair value attributable to noncontrolling interests	0	0	(116)	–		(565)		(681)
Less assets consolidated under ASU 2009-17 [3]	0	(829)	(300)	–		–		(1,129)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	127,602	373,722	22,974	(208,179)		2,877		318,996
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	445	0	–		–		445
Customer deposits	0	3,157	410	–		–		3,567
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,387	191	41	–		1		16,620
Derivatives	5,407	229,300	3,673	(218,012)		–		20,368
of which interest rate products	2,946	126,200	538	–		–		–
of which foreign exchange products	18	71,009	150	–		–		–
of which equity/index-related products	2,442	22,687	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,170	233,055	3,737	(218,012)		1		44,951
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	58,555	13,415	–		–		71,970
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	4,584	1	–		–		4,585
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,624	1,679	(816)		–		9,487
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,495	328,184	19,827	(218,828)		1		186,679
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		–		89
Interest-bearing deposits with banks	0	2	0	–		–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		–		83,565
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Securities received as collateral	27,952	559	0	–		–		28,511
Debt	27,932	48,050	4,564	–		–		80,546
of which foreign governments	27,710	3,737	285	–		–		31,732
of which corporates	13	15,765	1,746	–		–		17,524
of which RMBS	0	22,302	814	–		–		23,116
of which CMBS	0	3,924	215	–		–		4,139
of which CDO	0	2,317	1,298	–		–		3,615
Equity	64,351	4,195	871	–		1,685		71,102
Derivatives	2,625	265,362	4,831	(244,239)		–		28,579
of which interest rate products	657	167,269	791	–		–		–
of which foreign exchange products	104	59,742	383	–		–		–
of which equity/index-related products	1,857	20,053	936	–		–		–
of which credit derivatives	0	16,267	1,568	–		–		–
Other	2,034	4,569	4,266	–		–		10,869
Trading assets	96,942	322,176	14,532	(244,239)		1,685		191,096
Debt	1,322	1,142	148	–		–		2,612
of which foreign governments	1,322	0	0	–		–		1,322
of which corporates	0	281	0	–		–		281
of which RMBS	0	602	148	–		–		750
of which CMBS	0	259	0	–		–		259
Equity	2	84	0	–		–		86
Investment securities	1,324	1,226	148	–		–		2,698
Private equity	0	0	0	–		1,033		1,033
of which equity funds	0	0	0	–		428		428
Hedge funds	0	0	0	–		295		295
of which debt funds	0	0	0	–		260		260
Other equity investments	0	23	365	–		840		1,228
of which private	0	14	365	–		840		1,219
Life finance instruments	0	2	1,669	–		–		1,671
Other investments	0	25	2,034	–		2,168		4,227
Loans	0	11,870	8,950	–		–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		–		11,546
of which financial institutions	0	4,102	1,729	–		–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		–		112
Other assets	687	18,863	7,087	(1,011)		–		25,626
of which loans held-for-sale	0	14,378	6,768	–		–		21,146
Total assets at fair value	126,905	438,217	33,021	(245,250)		3,853		356,746
Less other investments - equity at fair value attributable to noncontrolling interests	0	(9)	(119)	–		(473)		(601)
Less assets consolidated under ASU 2009-17 [3]	0	(9,212)	(3,558)	–		–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	126,905	428,996	29,344	(245,250)		3,380		343,375
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		–		490
Customer deposits	0	3,402	254	–		–		3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		–		32,398
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		–		28,511
Debt	4,100	4,289	16	–		–		8,405
of which foreign governments	4,050	491	0	–		–		4,541
of which corporates	30	3,597	16	–		–		3,643
Equity	16,899	154	45	–		6		17,104
Derivatives	3,062	270,135	4,554	(254,206)		–		23,545
of which interest rate products	671	160,026	578	–		–		–
of which foreign exchange products	82	70,382	329	–		–		–
of which equity/index-related products	2,299	22,515	1,347	–		–		–
of which credit derivatives	0	15,522	1,757	–		–		–
Trading liabilities	24,061	274,578	4,615	(254,206)		6		49,054
Short-term borrowings	0	3,040	72	–		–		3,112
Long-term debt	0	65,879	14,123	–		–		80,002
of which treasury debt over two years	0	4,590	0	–		–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		–		6,760
of which structured notes over two years	0	38,066	9,924	–		–		47,990
of which other debt instruments over two years	0	1,435	638	–		–		2,073
of which other subordinated bonds	0	4,547	0	–		–		4,547
of which non-recourse liabilities	0	10,642	3,197	–		–		13,839
Other liabilities	0	9,999	2,483	(737)		–		11,745
of which failed sales	0	530	454	–		–		984
Total liabilities at fair value	52,013	390,345	21,547	(254,943)		6		208,968
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	2016		2015
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	2,012	1,698	85	187
Equity	723	1,074	566	1,257
Derivatives	3,404	0	4,328	24
Trading assets	6,139	2,772	4,979	1,468
Investment securities	0	1,229	0	0
Liabilities (CHF million)
Debt	2	46	108	79
Equity	108	166	85	139
Derivatives	4,047	29	4,552	114
Trading liabilities	4,157	241	4,745	332

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
2016	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	0	0	0	49	(49)	0	0	0		1	0		0	0	0	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	279	(270)	0		1	0		0	0	0	6	174
Securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0	0	3	70
Debt	4,564	1,574	(1,487)	3,753	(4,514)	0	0	(1)		(134)	0		10	0	0	212	3,977
of which corporates	1,746	836	(677)	2,642	(2,945)	0	0	0		(42)	0		8	0	0	106	1,674
of which RMBS	814	587	(573)	525	(668)	0	0	(6)		(91)	0		0	0	0	17	605
of which CMBS	215	26	(12)	51	(169)	0	0	(1)		(45)	0		0	0	0	0	65
of which CDO	1,298	82	(166)	488	(578)	0	0	2		2	0		2	0	0	35	1,165
Equity	871	111	(136)	527	(1,057)	0	0	(45)		(38)	0		0	0	0	7	240
Derivatives	4,831	1,683	(1,017)	0	0	1,484	(2,972)	7		173	0		(22)	0	0	138	4,305
of which interest rate products	791	48	(60)	0	0	130	(293)	0		117	0		0	0	0	15	748
of which equity/index-related products	936	282	(328)	0	0	428	(473)	9		32	0		(22)	0	0	50	914
of which credit derivatives	1,568	961	(617)	0	0	543	(1,710)	1		(64)	0		0	0	0	6	688
Other	4,266	858	(1,221)	3,848	(3,644)	0	(314)	7		290	0		0	0	0	153	4,243
Trading assets	14,532	4,226	(3,861)	8,128	(9,215)	1,484	(3,286)	(32)		291	0		(12)	0	0	510	12,765
Investment securities	148	18	(38)	95	(121)	0	(124)	(10)		100	0		0	0	0	4	72
Equity	365	7	(2)	123	(258)	0	0	0		31	0		22	0	0	30	318
Life finance instruments	1,669	0	0	186	(353)	0	0	0		33	0		0	0	0	53	1,588
Other investments	2,034	7	(2)	309	(611)	0	0	0		64	0		22	0	0	83	1,906
Loans	8,950	969	(1,942)	524	(1,443)	3,574	(4,281)	(43)		(11)	0		0	0	0	288	6,585
of which commercial and industrial loans	5,735	486	(583)	97	(1,007)	1,994	(2,987)	(14)		(74)	0		0	0	0	169	3,816
of which financial institutions	1,729	77	(348)	335	(348)	974	(701)	1		41	0		0	0	0	69	1,829
Other intangible assets (mortgage servicing rights)	112	0	0	16	(1)	0	0	0		0	0		6	0	0	5	138
Other assets	7,087	572	(1,497)	2,464	(6,801)	898	(975)	(46)		(208)	0		(9)	0	0	194	1,679
of which loans held-for-sale [2]	6,768	355	(1,251)	2,192	(6,696)	898	(975)	(59)		(88)	0		(8)	0	0	180	1,316
Total assets at fair value	33,021	5,792	(7,340)	11,685	(18,274)	6,235	(8,936)	(131)		238	0		7	0	0	1,093	23,390
Liabilities (CHF million)
Customer deposits	254	0	(41)	0	0	240	(20)	0		(64)	0		0	0	41	0	410
Obligation to return securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0	0	3	70
Trading liabilities	4,615	1,588	(1,026)	51	(52)	1,259	(3,494)	100		589	0		(12)	0	0	119	3,737
of which interest rate derivatives	578	87	(28)	0	0	141	(244)	14		(25)	0		0	0	0	15	538
of which foreign exchange derivatives	329	55	(5)	0	0	14	(408)	2		160	0		0	0	0	3	150
of which equity/index-related derivatives	1,347	130	(293)	0	0	423	(748)	32		227	0		0	0	0	63	1,181
of which credit derivatives	1,757	940	(689)	0	0	421	(1,806)	50		162	0		0	0	0	16	851
Short-term borrowings	72	45	(30)	0	0	598	(205)	1		17	(3)		3	0	0	18	516
Long-term debt	14,123	3,865	(2,393)	0	0	4,510	(7,149)	(64)		(124)	0		0	1	240	406	13,415
of which structured notes over two years	9,924	3,484	(2,166)	0	0	4,044	(3,004)	(78)		(403)	0		0	1	240	392	12,434
of which non-recourse liabilities	3,197	0	(3)	0	0	182	(3,398)	3		48	0		0	0	0	(12)	17
Other liabilities	2,483	208	(226)	219	(376)	17	(611)	(72)		(160)	(1)		139	0	0	59	1,679
of which failed sales	454	44	(121)	142	(308)	0	0	(3)		3	0		0	0	0	8	219
Total liabilities at fair value	21,547	5,706	(3,716)	370	(461)	6,624	(11,479)	(35)		258	(4)		130	1	281	605	19,827
Net assets/(liabilities) at fair value	11,474	86	(3,624)	11,315	(17,813)	(389)	2,543	(96)		(20)	4		(123)	(1)	(281)	488	3,563
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (182) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2015	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	(41)	0	0	259	(141)	0		0	0		0	4	158
Securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Debt	4,461	1,591	(1,464)	2,942	(2,958)	0	0	(30)		218	0		0	(196)	4,564
of which corporates	1,430	823	(468)	1,273	(1,373)	0	0	(17)		185	0		0	(107)	1,746
of which RMBS	612	492	(615)	1,064	(772)	0	0	(6)		29	0		0	10	814
of which CMBS	257	127	(83)	207	(265)	0	0	(2)		(24)	0		0	(2)	215
of which CDO	1,421	72	(252)	379	(364)	0	0	(6)		51	0		0	(3)	1,298
Equity	896	749	(702)	1,185	(1,010)	0	0	(34)		(210)	0		0	(3)	871
Derivatives	6,823	2,310	(1,243)	0	0	1,493	(3,875)	11		(545)	0		0	(143)	4,831
of which interest rate products	1,803	53	(282)	0	0	304	(719)	6		(341)	0		0	(33)	791
of which equity/index-related products	1,063	530	(362)	0	0	366	(680)	10		32	0		0	(23)	936
of which credit derivatives	2,569	1,574	(599)	0	0	405	(1,776)	(5)		(547)	0		0	(53)	1,568
Other	4,323	1,157	(895)	4,086	(4,276)	0	(292)	(7)		182	0		0	(12)	4,266
Trading assets	16,503	5,807	(4,304)	8,213	(8,244)	1,493	(4,167)	(60)		(355)	0		0	(354)	14,532
Investment securities	3	8	(97)	320	(102)	0	(36)	6		39	0		0	7	148
Equity	554	1	(9)	15	(109)	0	0	0		(19)	0		(28)	(40)	365
Life finance instruments	1,834	0	0	201	(361)	0	0	0		(1)	0		0	(4)	1,669
Other investments	2,388	1	(9)	216	(470)	0	0	0		(20)	0		(28)	(44)	2,034
Loans	9,353	1,347	(1,153)	686	(1,055)	3,519	(3,371)	1		(207)	(4)		(14)	(152)	8,950
of which commercial and industrial loans	5,853	985	(365)	69	(687)	2,205	(2,072)	1		(85)	(4)		(14)	(151)	5,735
of which financial institutions	1,494	329	(266)	296	(213)	811	(639)	0		(85)	0		0	2	1,729
Other intangible assets (mortgage servicing rights)	70	0	0	18	0	0	0	0		9	0		14	1	112
Other assets	7,468	4,025	(3,937)	4,244	(3,691)	784	(1,309)	(8)		(208)	0		(5)	(276)	7,087
of which loans held-for-sale	6,851	4,016	(3,841)	4,137	(3,410)	784	(1,309)	(13)		(178)	0		(3)	(266)	6,768
Total assets at fair value	35,862	11,188	(9,541)	13,701	(13,566)	6,055	(9,024)	(61)		(742)	(4)		(33)	(814)	33,021
Liabilities (CHF million)
Customer deposits	100	12	(16)	0	0	213	(28)	0		(18)	0		0	(9)	254
Obligation to return securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Trading liabilities	6,417	2,515	(1,891)	63	(57)	1,460	(3,098)	20		(697)	0		(18)	(99)	4,615
of which interest rate derivatives	1,202	109	(400)	0	0	140	(343)	13		(127)	0		0	(16)	578
of which foreign exchange derivatives	560	19	(36)	0	0	20	(76)	1		(151)	0		0	(8)	329
of which equity/index-related derivatives	1,466	297	(796)	0	0	689	(349)	48		3	0		0	(11)	1,347
of which credit derivatives	2,760	1,860	(628)	0	0	330	(2,098)	(43)		(362)	0		0	(62)	1,757
Short-term borrowings	95	98	(37)	0	0	371	(442)	(1)		(10)	0		0	(2)	72
Long-term debt	14,608	2,603	(4,819)	0	0	7,386	(4,874)	(16)		(801)	0		(5)	41	14,123
of which structured notes over two years	10,267	1,117	(3,293)	0	0	5,464	(3,104)	(7)		(566)	0		0	46	9,924
of which non-recourse liabilities	2,952	1,197	(902)	0	0	912	(807)	(3)		(148)	0		0	(4)	3,197
Other liabilities	3,358	249	(1,238)	184	(218)	10	(244)	11		18	8		403	(58)	2,483
of which failed sales	616	14	(18)	132	(127)	0	0	2		(160)	0		0	(5)	454
Total liabilities at fair value	24,578	5,477	(8,001)	251	(279)	9,440	(8,686)	14		(1,508)	8		380	(127)	21,547
Net assets/(liabilities) at fair value	11,284	5,711	(1,540)	13,450	(13,287)	(3,385)	(338)	(75)		766	(12)		(413)	(687)	11,474
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2016				2015
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(116)	(119)	(235)	[1]	691	(425)	266	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	125	29	154		83	6	89
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2016	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,564
of which corporates	1,746
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	871
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model	Correlation, in %		17	100	63
			Prepayment rate, in %		1	36	16
			Volatility skew, in %		(8)	0	(2)
			Mean reversion, in %	[2]	5	10	10
			Credit spread, in bp		130	1,687	330
of which equity/index-related products	936
of which	778	Option model	Correlation, in %		(87)	99	23
			Volatility, in %		0	253	26
of which	109	Market comparable	EBITDA multiple		4	10	7
			Price, in %		97	97	97
of which credit derivatives	1,568	Discounted cash flow	Credit spread, in bp		1	2,349	331
			Recovery rate, in %		0	60	23
			Discount rate, in %		2	50	19
			Default rate, in %		1	35	6
			Loss severity, in %		15	100	64
			Correlation, in %		43	97	85
			Prepayment rate, in %		0	12	4
			Funding spread, in bp		61	68	67
Other	4,266
of which	2,859	Market comparable	Price, in %		0	106	45
of which	865	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	14,532
Investment securities	148	–	–		–	–	–
Other equity investments	365	–	–		–	–	–
Life finance instruments	1,669	Discounted cash flow	Market implied life expectancy, in years		2	20	8
Other investments	2,034
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow	Credit spread, in bp		70	2,528	474
of which	1,146	Market comparable	Price, in %		0	106	65
of which financial institutions	1,729
of which	1,451	Discounted cash flow	Credit spread, in bp		84	826	359
of which	109	Market comparable	Price, in %		0	100	98
Other intangible assets (mortgage servicing rights)	112	–	–		–	–	–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price	Price, in %		0	101	97
of which	722	Discounted cash flow	Credit spread, in bp		99	3,220	515
			Recovery rate, in %		1	1	1
of which	2,251	Market comparable	Price, in %		0	104	76
Total level 3 assets at fair value	33,021
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,679
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,827
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,483
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,547
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI		[1]	Gains/(losses) recorded in AOCI transferred to net income	[1]
in	2016	Cumulatively		2016
Financial instruments (CHF million)
Deposits	(29)	(34)		0
Short-term borrowings	0	(1)		0
Long-term debt	(1,355)	(715)		0
of which treasury debt over two years	(397)	(30)		0
of which structured notes over two years	(958)	(676)		0
Total	(1,384)	(750)		0
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	2016							2015
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	0		0		0	0		2		0		2	0
Equity funds	65		1,281	[1]	1,346	0		79		1,606	[2]	1,685	0
Equity funds sold short	0		(1)		(1)	0		0		(6)		(6)	0
Total funds held in trading assets and liabilities	65		1,280		1,345	0		81		1,600		1,681	0
Debt funds	215		77		292	0		184		76		260	1
Equity funds	2		51		53	0		0		0		0	0
Others	0		201		201	0		0		35		35	0
Hedge funds	217		329	[3]	546	0		184		111	[4]	295	1
Debt funds	5		0		5	20		11		0		11	17
Equity funds	232		0		232	41		428		0		428	114
Real estate funds	212		0		212	50		282		0		282	76
Others	116		0		116	58		312		0		312	141
Private equities	565		0		565	169		1,033		0		1,033	348
Equity method investments	348		637		985	218		660		196		856	100
Total funds held in other investments	1,130		966		2,096	387		1,877		307		2,184	449
Total fair value	1,195	[5]	2,246	[6]	3,441	387	[7]	1,958	[5]	1,907	[6]	3,865	449	[7]
1
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

2
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeembale on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

5 Includes CHF 334 million and CHF 464 million attributable to noncontrolling interests in 2016 and 2015, respectively.
6 Includes CHF 231 million and CHF 9 million attributable to noncontrolling interests in 2016 and 2015, respectively.
7 Includes CHF 88 million and CHF 176 million attributable to noncontrolling interests in 2016 and 2015, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2016	2015
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2016			2015
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,276	4,495	(3,219)	1,628	5,019	(3,391)
Financial instruments (CHF million)
Interest-bearing deposits with banks	26	25	1	2	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	87,208	123	83,565	83,397	168
Loans	19,528	20,144	(616)	20,820	22,289	(1,469)
Other assets [1]	8,369	11,296	(2,927)	23,906	30,308	(6,402)
Due to banks and customer deposits	(1,120)	(1,059)	(61)	(913)	(826)	(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,634)	(19,638)	4	(32,398)	(32,381)	(17)
Short-term borrowings	(4,061)	(4,017)	(44)	(3,112)	(3,263)	151
Long-term debt	(71,970)	(75,106)	3,136	(80,002)	(84,351)	4,349
Other liabilities	(727)	(2,331)	1,604	(984)	(2,619)	1,635
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2016		2015		2014
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	4	[1]	(38)	[2]	9	[1]
of which related to credit risk	1		1		3
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,440	[1]	1,279	[1]	913	[1]
Other investments	214	[2]	240	[3]	373	[3]
of which related to credit risk	(3)		0		5
Loans	1,643	[1]	439	[1]	10	[2]
of which related to credit risk	(16)		(236)		(151)
Other assets	(507)	[2]	111	[1]	1,302	[1]
of which related to credit risk	(200)		(511)		387
Due to banks and customer deposits	(12)	[1]	4	[2]	(59)	[2]
of which related to credit risk	(22)		19		(17)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(112)	[1]	55	[2]	205	[2]
Short-term borrowings	323	[2]	439	[2]	152	[2]
Long-term debt	(1,136)	[2]	5,398	[2]	678	[2]
of which related to credit risk [4]	22		224		527
Other liabilities	443	[2]	314	[3]	(175)	[2]
of which related to credit risk	312		(95)		(162)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2016 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,797	0	47,797	0	47,797
Loans	237,292	0	239,582	4,602	244,184
Other financial assets [1]	171,602	118,888	51,678	1,324	171,890
Financial liabilities
Due to banks and deposits	363,631	190,446	173,161	0	363,607
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	0	13,382	0	13,382
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	115,355	0	116,984	521	117,505
Other financial liabilities [2]	62,376	1,595	60,661	116	62,372
2015 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,871	0	39,872	0	39,872
Loans	231,395	4	232,391	6,150	238,545
Other financial assets [1]	150,743	90,740	58,456	1,796	150,992
Financial liabilities
Due to banks and deposits	349,015	197,645	151,774	0	349,419
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	112,091	0	112,638	778	113,416
Other financial liabilities [2]	63,970	32	63,496	578	64,106
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.